SIGNIFICANT ACCOUNTING POLICIES - Income taxes (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Unrecognized tax benefits accrued for interest and penalties	¥ 0	¥ 0	¥ 0
Uncertain tax positions	¥ 2,240,000,000